Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income/(loss) from continuing operations before income taxes:
U.S.					$ (1,211)	$ 12,367
Non-U.S.					1,190	2,261
Income (loss) from continuing operations before income taxes	$ 345	$ (313)	$ (1,190)	$ 1,046	(21)	14,628
Current:
Federal					(887)	2,037
State					244	347
Non-U.S.						81
Total current					(643)	2,465
Deferred:
Federal					1,139	126
State					220	5
Non-U.S.						287
Total deferred					1,359	418
Noncurrent
Federal
State
Non-U.S.
Total noncurrent
Total income tax expense		$ (118)	$ (136)	$ 797	$ 716	$ 2,883
Effective Income Tax Rate Reconciliation, Percent					(3409.50%)	19.70%